SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Unvested restricted share units
SHARE-BASED COMPENSATION
Summary of the restricted share units activities

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	36,332	472,182	838,515
Selling and marketing expenses	2,185,586	6,932,616	11,057,530
Research and development expenses	1,146,846	6,021,889	13,043,898
General and administrative expenses	4,233,758	8,487,530	9,367,412
Total restricted share units compensation expense	7,602,522	21,914,217	34,307,355

Amended 2016 Plan
SHARE-BASED COMPENSATION
Summary of the share options activities

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	share	price	years	value
		US$		US$
Outstanding at January 1, 2021	5,992,324	1.93
Granted	—	—
Exercised	(870,844)	1.11
Forfeited	(466,052)	2.03
Outstanding at December 31, 2021	4,655,428	2.07	6.35	27,859,507
Exercisable as of December 31, 2021	2,701,558	1.26	5.51	18,365,233

Schedule of stock option valuation allowance using the binomial option pricing model

Grant Date:	2019
Risk-free rate of return (per annum)	1.90%
Volatility	47.9%
Expected dividend yield	0%
Exercise multiple	2.2-2.8
Fair value of underlying ordinary share	US$3.425
Expected term (in years)	10

Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	255,679	171,501	8,318
Selling and marketing expenses	2,471,725	3,012,857	2,235,102
Research and development expenses	3,060,263	4,895,748	4,018,126
General and administrative expenses	6,232,590	9,614,592	6,649,255
Total share options compensation expense	12,020,257	17,694,698	12,910,801

Amended 2016 Plan | Restricted ordinary shares
SHARE-BASED COMPENSATION
Summary of the restricted share units activities

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2021	3,457,900	3.74

Granted	832,720	14.76
Vested	(986,072)	3.92
Forfeited	(285,500)	8.01

Unvested as of December 31, 2021	3,019,048	6.32

2018 Plan
SHARE-BASED COMPENSATION
Schedule of share-based compensation expenses recognized

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	292,011	643,683	846,833
Selling and marketing expenses	4,657,311	9,945,473	13,292,632
Research and development expenses	4,207,109	10,917,637	17,062,024
General and administrative expenses	10,466,348	18,102,122	16,016,667
Total share-based compensation expense	19,622,779	39,608,915	47,218,156